PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 397	$ 907	$ 800
Property and equipment under finance lease	500	600
Right-of-use assets under operating lease	$ 774	$ 1,592